Document and Entity Information	Jul. 28, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 28, 2023
Entity Registrant Name	BLACK SPADE ACQUISITION CO
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40616
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Suite 2902, 29/F, The Centrium
Entity Address, Address Line Two	60 Wyndham Street
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	3955 1316
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001851908
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	BSAQ
Security Exchange Name	NYSEAMER
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	BSAQWS
Security Exchange Name	NYSEAMER
Units, each consisting of one Class A ordinary share and one-half of one warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one warrant
Trading Symbol	BSAQU
Security Exchange Name	NYSEAMER